COMMITMENTS AND CONTINGENCIES (Narrative) (Details)	9 Months Ended		12 Months Ended			1 Months Ended
	Sep. 30, 2013 USD ($)	Sep. 30, 2012 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Sep. 30, 2010 Alma Lasers [Member] USD ($)	Aug. 31, 2010 Trimedyne [Member] USD ($)	Aug. 28, 2009 Dr. Steven Bengelsdorf [Member] USD ($)	Feb. 21, 2011 Laser Photoaesthetic Ltd. [Member] EUR (€)	Oct. 31, 2011 Eagle Medical Systems Pvt Ltd [Member] USD ($)	Oct. 31, 2011 Eagle Medical Systems Pvt Ltd [Member] INR	Oct. 31, 2013 Dr. K. Sekar [Member] USD ($)	Nov. 11, 2013 Bernas Medical [Member] USD ($)	Nov. 11, 2013 Bernas Medical [Member] EUR (€)	Dec. 31, 2012 Facilities [Member] USD ($)	Dec. 31, 2012 Legal Proceedings [Member] USD ($)	Sep. 30, 2013 Minimum [Member]	Sep. 30, 2013 Maximum [Member]
Guarantees
Principal amount of guarantees and letter of credit			$ 3,368,000												$ 2,812,000	$ 148,000
Royalty payments
Percentage rate of royalty commitments for various licensing agreements																	2.00%	7.50%
Percentage rate of royalty commitments owed to the Office of the Chief Scientist ('OCS')																	3.00%	5.00%
Royalty expenses	1,743,000	1,648,000	2,232,000	2,133,000	2,999,000
Accrued royalty commitments not yet paid	4,930,000		4,470,000
Grants and participations received by Office of Chief Scientist	378,000
Legal matters
Gain (loss) from legal settlement with third parties						6,500,000	(2,000,000)
Possible loss from litigation matter								$ 800,000	€ 1,235,000	$ 300,000	20,000,000	$ 580,000	$ 1,000,000	€ 750,000,000